Transactions and Balances with Related Parties	6 Months Ended
Jun. 30, 2023
Transactions and Balances with Related Parties [Abstract]
Transactions and Balances with Related Parties
Note 12.	Transactions and Balances with Related Parties

SUN Corporation, the Company’s primary shareholder is also a reseller of the Company in the Japanese market.

a.	Transactions with SUN Corporation

	Six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Revenues	$1,957	$1,719

b.	Balances with SUN Corporation

	June 30, 2023	December 31, 2022
	(Unaudited)
Trade receivables	$112	$122

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